NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	12 Months Ended
Jun. 30, 2019
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.   NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.1.    New standards and interpretations adopted by the Group

The new standards and interpretations adopted by the Group are:

IFRS 9 – Financial Instruments (version 2014).

IFRS 15 – Revenue from Contracts with Customers.

Amendments to IFRS 2 – Classification and measurement of share-based payment transactions.

IFRIC 22 – Foreign currency transactions and advance consideration.

Amendments to IAS 40 – Transfers of investment.

These standards are effective for fiscal years beginning on January 1, 2018 and therefore their impact on the Bioceres Group ruled since the fiscal year started on July 1, 2018

The standards and interpretations issued, but not yet in force at the date of issuance of these Consolidated financial statements, which are or may be applicable to the Group, are:

IFRS 16 – Leases.

IFRIC 23‑ Uncertainty over Income Tax Treatments.

Amendments to IFRS 8‑ Prepayment Features with Negative Compensation

Amendments to IAS 28‑ Long-term Interest in Associates and Joint Ventures

Annual Improvements to IFRS Standards 2015‑2017 Cycle

Amendments to IAS 29‑Plan Amendment, Curtailent or Settlement

Amendments to IAS 1 and IAS 8‑ Definition of Material

Amendments to IFRS 3‑ Definition of Business

Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The Group intends to adopt these standards and interpretations when they become effective, unless otherwise indicated.

IFRS 9 – Financial Instruments (version 2014)

In July 2014, the IASB issued the final version of “IFRS 9 Financial Instruments” which reflects all phases of the financial instruments project and replaces “IAS 39 Financial Instruments: Recognition and Measurement” and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Retrospective application is required, but comparative information is not compulsory. Early application of previous versions of IFRS 9 (2009, 2010 and 2013) is permitted if the date of initial application is before February 1, 2015. The Group previously elected to adopt IFRS 9 (version 2013) early.

The new measurement and classification requirements in IFRS 9 (version 2014) are not applicable to the Group’s business model for managing its financial assets and that model is not expected to change in the foreseeable future. The Group does not use hedge accounting.

Regarding the new impairment requirements in IFRS 9 (version 2014), the Group changed its impairment testing methodology for financial assets from an “incurred losses model” to the new “expected losses model.”

For the determination of expected credit losses, in accordance with IFRS 9, the Group recognizes the lifetime losses of the instrument by applying an uncollectibility rate (based on historical uncollectibility adjusted by current and projected macroeconomic conditions) to the total amount of the Group’s trade accounts receivable. The analysis is performed by using a forecast matrix based on the age of the balances, including those that are not due at closing. These amendments didn't have a material impact on the Group.

IFRS 15 – Revenue from contracts with costumers

IFRS 15 was issued in May 2014 and establishes a new five-step model that will apply to revenue arising from contracts with customers. Under IFRS 15 revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The principles in IFRS 15 provide a more structured approach to measuring and recognizing revenue.

The new revenue standard is applicable to all entities and will supersede all current revenue recognition requirements under IFRS. Either a full or modified retrospective application is required for annual periods beginning on or after January 1, 2018 with early adoption permitted.

These amendments do not have a material impact on the Group.

Amendments to IFRS 2 – Classification and measurement of share-based payment transactions

The standard was amended in June 2016 to clarify the measurement basis for cash-settled share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to IFRS 2 principles by requiring an award to be treated as if it was wholly equity-settled where an employer is obliged to withhold an amount in respect of the employee’s tax obligation associated with a share-based payment and to pay that amount to the relevant tax authority. It is effective for annual periods beginning on or after January 1, 2018.

IFRIC 22 – Foreign currency transactions and advance consideration

IFRIC 22 was issued in December 2016. The interpretation addresses how to determine the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income related to an entity that has received or paid advance consideration in a foreign currency. The date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of such advance consideration. The standard is effective for annual periods beginning on January 1, 2018.

Amendments to IAS 40 – Transfers of investment

These modifications clarify when an entity must transfer properties, including properties under construction or development, or outside investment property. The modifications establish that a change in use occurs when the property complies with or fails to meet the definition of investment property and there is evidence of change in use. A simple change in Management’s intentions about the use of the property does not provide evidence of change in use.

The changes to the standard will become effective for annual periods beginning on January 1, 2018, with advance application permitted. The modifications are applied prospectively to changes in use occurring after the beginning of the annual period in which the modifications are applied for the first time.

These amendments are not expected to have material impact on the Group.

3.2.   New standards and interpretations not yet adopted by the Group

IFRS  16 - Leases

IFRS 16 was issued in January 2016. It will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases will be removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

The new standard will be effective for financial years commencing on or after January 1, 2019. At this stage, the Group does not intend to adopt the standard before its effective date.

The application of IFRS 16 would imply recognizing assets and liabilities on operating leases of $0.4 million.

IFRIC 23‑Uncertainty over Income Tax Treatments

In October 2017, the IASB issued IFRC 23. When there is uncertainty about income tax treatments, this interpretation addresses: (i) whether uncertain tax treatments should be considered separately or not; (ii) the assumptions made about the analysis of tax treatments by the tax authorities (it should be considered whether the tax authority is likely to accept an uncertain tax treatment assuming that said tax authority will examine such uncertain tax treatment); (iii) how an entity determines fiscal gain (tax loss), tax bases, unused taxes, unused tax credits and tax rates (probability of occurrence analysis); and (iv) how changes in the relevant facts and circumstances are considered.

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Amendments to IFRS 9‑ Prepayment Features with Negative Compensation

The narrow-scope amendments made to IFRS 9 Financial Instruments in October 2017 enable entities to measure certain prepayable financial assets with negative compensation at amortised cost. These assets which include some loan and debt securities, would otherwise have to be measured at fair value through profit or loss. To qualify for amortised cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract” and the asset must be held within a “held to collect” business model.

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Amendments to IAS 28‑ Long-term Interests in Associates and Joint Ventures

The amendments clarify the accounting for long-term interests in an associate or joint venture, which in substance form a part of the net investment in the associate or joint venture, but to which equity accounting is not applied. Entities must account for such interests under IFRS 9 Financial Instruments before applying the loss allocation and impairment requirements in IAS 28 Investments in Associates and Joint Ventures.

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Annual Improvements to IFRS Standards 2015‑2017 Cycle

The following improvements were finalized in December 2017:

IFRS 3 Business Combinations clarified that obtaining control of a business that is a joint operation is a business combination achieved in stages. IFRS 11 Joint Arrangements clarified that the party obtaining joint control of a business that is a joint operation should not remeasure its previously held interest in the joint operation. IAS 12 Disclosure of Interests in Other Entities clarified that the income tax consequences of dividends on financial instruments classified as equity should be recognised according to where the past transactions or events that generated distributable profits were recognised. IAS 23 Borrowing Costs clarified that, if a specific borrowing remains outstanding after the related qualifying asset is ready for ts intended use or sale, it becomes part of general borrowings.

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Amendments to IAS 19‑Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 Employee Benefits clarify the accounting for defined benefit plan amendments, curtailments and settlements. They confirm that entities must:

•

calculate the current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement by using the updated assumptions from the date of the change;

•

recognise any reduction in a surplus immediately in profit or loss, either as part of past service cost or as a gain or loss on settlement. In other words, a reduction in a surplus must be recognised in profit or loss even if that surplus was not previously recognised because of the impact of the asset ceiling; and

•	separately recognise any changes in the asset ceiling through other comprehensive income

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Amendments to IAS 1 and IAS 8‑ Definition of material

The IASB has made amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify:

(i)      that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and

(ii)     the meaning of “primary users of general-purpose financial statements” to whom those financial stataments are directed, by defining them as “existing and potencial investors, lenders and other creditors” that must rely on general purpose financial statements for much of the financial information they need.

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Amendments to IFRS 3‑ Definition of Business

The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term “outputs” is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes return in the form of lower costs and other economic benefits. The amendments will likely result in more acquisitions being accounted for as asset acquisitions.

The new standard is effective for years beginning on January 1, 2019 and early adoption is allowed. The Group does not foresee impacts due to the application of this modification in the statement of financial position, statement of income and statement of cash flow.

Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture.

The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures. The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the nonmonetary assets sold or contributed to an associate or joint venture constitute a business (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the the investor only to the extent of the other investor´s is interests in the associate or joint venture. The amendments apply prospectively.